Provisions, income tax liabilities and other liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Provisions, income tax liabilities and other liabilities	Provisions, income tax liabilities and other liabilities
The line item Non-current provisions and other non-current liabilities comprises the following:

(€ million)	2025	2024	2023
Provisions	4,541	5,762	5,262
Other non-current liabilities(a)	2,162	2,334	2,340
Total	6,703	8,096	7,602
(a)Includes derivative financial instruments: €96 million as of December 31, 2025, €121 million as of December 31, 2024, €164 million as of December 31,
2023.
The figure as of December 31, 2025 includes €1,560 million for the liability in respect of royalties payable to Sobi on net sales of Beyfortus (nirsevimab) in the US (see Note C.2.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is
€869 million; the nominal value of payments estimated to be due after more than five years is €2,062 million.
Non-current income tax liabilities are described in Note D.19.4., and other current liabilities in Note D.19.5.
The table below sets forth movements in non-current provisions for the reporting periods presented:

(€ million)	Provisions for pensions and other post- employment benefits (D.19.1.)		Provisions for other long-term benefits	Liabilities related to restructuring operations (D.19.2.)	Other provisions (D.19.3.)	Total
Balance at January 1, 2023	2,039		844	761	2,178	5,822
Increases in provisions	141	(a)	185	315	311	952
Provisions utilized	(162)	(a)	(107)	(25)	(114)	(408)
Reversals of unutilized provisions	(21)	(a)	(190)	(159)	(388)	(758)
Transfers	(1)		—	(361)	(210)	(572)
Net interest related to employee benefits, and unwinding of discount	70		3	23	24	120
Currency translation differences	(23)		(17)	—	(25)	(65)
Actuarial gains and losses on defined-benefit plans	171		—	—	—	171
Balance at December 31, 2023	2,214		718	554	1,776	5,262
Changes in scope of consolidation	—		—	—	11	11
Increases in provisions	145	(a)	199	548	730	1,622
Provisions utilized	(173)	(a)	(118)	(20)	(135)	(446)
Reversals of unutilized provisions	(108)	(a)	—	(8)	(126)	(242)
Transfers	(89)		—	(270)	(157)	(516)
Net interest related to employee benefits, and unwinding of discount	65		2	19	36	122
Currency translation differences	43		34	(3)	42	116
Actuarial gains and losses on defined-benefit plans	(13)		—	—	—	(13)
Opella reclassification (b)	(92)		(14)	(21)	(27)	(154)
Balance at December 31, 2024	1,992		821	799	2,150	5,762
Changes in scope of consolidation	7		—	—	32	39
Increases in provisions	85	(a)	177	224	579	1,065
Provisions utilized	(478)	(a)	(97)	(22)	(635)	(1,232)
Reversals of unutilized provisions	(29)	(a)	—	(7)	(201)	(237)
Transfers	38		(1)	(340)	(249)	(552)
Net interest related to employee benefits, and unwinding of discount	72		1	5	32	110
Currency translation differences	(92)		(74)	(5)	(88)	(259)
Actuarial gains and losses on defined-benefit plans	(155)		—	—	—	(155)
Balance at December 31, 2025	1,440		827	654	1,620	4,541
(a)In the case of “Provisions for pensions and other post-employment benefits”, the “Increases in provisions” line corresponds to rights vesting in employees during the period, and past service cost; the “Provisions utilized” line corresponds to contributions paid into pension funds and to beneficiaries; and the “Reversals of unutilized provisions” line corresponds to plan curtailments, settlements and amendments.
(b)The liabilities of Opella, which in 2023 were presented in the relevant balance sheet line item for each class of liability, were reclassified in 2024 to
Liabilities related to assets held for sale in accordance with IFRS 5 (see Note D.1.).
D.19.1. Provisions for pensions and other post-employment benefits
Sanofi offers its employees pension plans and other post-employment benefit plans. The specific features of the plans (benefit formulas, fund investment policy and fund assets held) vary depending on the applicable laws and regulations in each country where the employees work. These employee benefits are accounted for in accordance with IAS 19 (see Note B.23.).
Sanofi’s pension obligations in four major countries represented approximately 88% of the total value of the defined-benefit obligation and approximately 87% of the total value of plan assets as of December 31, 2025. The features of the principal defined-
benefit plans in each of those four countries are described below.
France
Lump-sum retirement benefit plans
All employees working for Sanofi in France are entitled on retirement to a lump-sum payment, the amount of which depends both on their length of service and on the rights guaranteed by collective and internal agreements. The employee’s final salary is used in calculating the amount of these lump-sum retirement benefits. These plans represent approximately 40% of Sanofi’s total obligation in France.
Defined-benefit pension plans
These plans provide benefits from the date of retirement. Employees must fulfil a number of criteria to be eligible for these benefits. All of these plans are now closed. These plans represent approximately 60% of Sanofi’s total obligation in France.
Germany
Top-up defined-benefit pension plan
The benefits offered under this pension plan are wholly funded by the employer (there are no employee contributions) via a
Contractual Trust Agreement (CTA) and a cross border Institution for Occupational Retirement Provision (IORP) domiciled in
Belgium, under which benefits are estimated on the basis of a career average salary. Employees are entitled to receive an annuity under this plan if their salary exceeds the social security ceiling. The amount of the pension is calculated by reference to a range of vesting rates corresponding to salary bands. The plan also includes disability and death benefits. This plan represents approximately 62% of Sanofi’s total obligation in Germany.
Sanofi-Aventis plus (SAV plus)
A top-up pension plan (SAV plus) replaced a previous top-up defined-benefit plan. New entrants joining the plan after
April 1, 2015 contribute to a defined-contribution plan that is partially funded via the company’s CTA.
All employees whose salary exceeds the social security ceiling are automatically covered by the plan. The employer’s contribution is 14% of the amount by which the employee’s salary exceeds the social security ceiling.
Multi-employer plan (Pensionskasse)
This is a defined-benefit plan treated as a defined-contribution plan, in accordance with the accounting policies described in Note B.23. Currently, contributions cover the level of annuities. Only the portion relating to the future revaluation of the annuities is included in the defined-benefit pension obligation. The obligation relating to this revaluation amounted to €624 million as of December 31, 2025, versus €682 million as of December 31, 2024 and €744 million as of December 31, 2023.
This plan represents approximately 25% of Sanofi’s total defined-benefit obligation in Germany.
United States
Defined-benefit pension plans
In the United States, there are two types of defined-benefit plan:
•“qualified” plans within the meaning of the Employee Retirement Income Security Act of 1974 (ERISA), which provide guaranteed benefits to eligible employees during retirement, and in the event of death or disability. Employees can elect to receive a reduced annuity, in exchange for an annuity to be paid in the event of their death to a person designated by them.
An annuity is also granted under the plan if the employee dies before retirement age. Eligible employees do not pay any contributions. These plans are closed to new entrants, and the vesting of rights for future service periods is partially frozen.
These plans represent approximately 59% of Sanofi’s total obligation in the US;
•“non-qualified” plans within the meaning of ERISA provide top-up retirement benefits to some eligible employees depending on the employee’s level of responsibility and subject to a salary cap. These plans represent approximately 17% of Sanofi’s total obligation in the US.
Healthcare cover and life insurance
Sanofi companies provide some eligible employees with healthcare cover and life insurance during the retirement period (the company’s contributions are capped at a specified level). These plans represent approximately 24% (or €301 million) of Sanofi’s total obligation and 2% (or €13 million) of total plan assets in the US.
United Kingdom
Defined-benefit pension plans
Sanofi operates a number of pension plans in the United Kingdom that reflect past acquisitions. The most significant arrangements are defined-benefit plans that have been closed since October 1, 2015. With effect from that date, employees can no longer pay into these plans.
Under these defined-benefit plans, an annuity is paid from the retirement date. This annuity is calculated on the basis of the employee’s length of service as of September 30, 2015, and of the employee’s final salary (or salary on the date he or she leaves
Sanofi).
The rates used for the vesting of rights vary from member to member. For most members, rights vest at the rate of 1.25% or 1.50%
of final salary for each qualifying year of service giving entitlement. The notional retirement age varies according to the category to which the member belongs, but in most cases retirement is at age 65. Members may choose to retire before or after the notional retirement age (60 years), in which case the amount of the annual pension is adjusted to reflect the revised estimate of the length of the retirement phase. Pensions are usually indexed to the Retail Price Index (RPI). Members paid a fixed-percentage contribution into their pension plan (the percentage varied according to the employee category), and the employer topped up the contribution to the required amount. These plans represent approximately 100% of Sanofi’s total obligation in the United
Kingdom.
In November 2024, a bulk annuity purchase transaction, commonly known as a “buy-in”, was executed for the main defined-benefit pension scheme in the United Kingdom covering the majority of uninsured pension liabilities. Through this transaction, and in conjunction with the previous pensioner buy-in executed in 2021, the main defined-benefit pension plan in the
United Kingdom is largely insured against investment, longevity, interest rate and inflation risks. Pension obligations will be funded by the insurer’s annuity payments and the buy-in policies are held as an asset of the pension scheme. The pension scheme retains full legal responsibility to pay the benefits to plan participants using insurance payments. The insurance contract is deemed to be the present value of the matched obligations. In early 2025, Sanofi completed a further buy-in covering the remaining uninsured liabilities meaning all members of the scheme are now fully insured by the transaction, except those arising from guaranteed minimum pensions equalization.
For service periods subsequent to October 1, 2015, employees belong to a new defined-contribution plan.
Actuarial assumptions used to measure Sanofi’s obligations
Actuarial valuations of Sanofi’s benefit obligations were computed by management with assistance from external actuaries as of December 31, 2025, 2024 and 2023.
Those calculations were based on the following financial and demographic assumptions:

	2025				2024				2023
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Discount rate(a)(b)	3.10% to 4.05%	3.10% to 4.05%	5.20%	5.50%	2.95% to 3.40%	2.95% to 3.40%	5.45%	5.50%	2.95% to 3.15%	2.95% to 3.15%	4.75%	4.50%
General inflation rate(c)	2.05%	2.05%	—	2.80%	2.10%	2.10%	—	3.20%	2.20%	2.20%	—	3.05%
Pension benefit indexation	2.05%	2.05%	—	2.65%	2.10%	2.10%	—	3.00%	2.20%	2.20%	—	2.90%
Healthcare cost inflation rate(d)	—	—	4.00% to 5.39%	—	—	—	4.00% to 5.93%	—	—	—	4.00% to 9.75%	—
Retirement age	62 to 67	63	55 to 70	60 to 65	62 to 67	63	55 to 70	60 to 65	62 to 67	63	55 to 70	60 to 65
Mortality table	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3 adj.	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3	TGH/ TGF 05	Heubeck RT 2018 G	RP2012 Proj. MP2021 White Collar	SAPS S3
(a)The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same for all periods presented.
(b)The rate depends on the duration of the plan (0 to 7 years, 7 to 10 years, or more than 10 years).
(c)Inflation for the euro zone is determined using a multi-criterion method.
(d)No post-employment healthcare benefits are provided in France since 2020, Germany and UK.
Weighted average duration of obligation for pensions and other long-term benefits in principal countries
The table below shows the duration of Sanofi’s obligations in the principal countries:

	2025				2024				2023
(years)	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Weighted average duration	11	11	10	11	11	12	10	11	10	12	11	13
Sensitivity analysis
The table below shows the sensitivity of Sanofi’s obligations for pensions and other post-employment benefits to changes in key actuarial assumptions:

(€ million)	Pensions and other post-employment benefits, by principal country
Measurement of defined-benefit obligation	Change in assumption	France	Germany	US	UK
Discount rate	-0.50%	+65	+135	+55	+102
General inflation rate	+0.50%	+34	+181	—	+63
Pension benefit indexation	+0.50%	+35	+178	—	+49
Healthcare cost inflation rate	+0.50%	+3	—	+3	—
Mortality table	+1 year	+36	+47	+20	+66
The table below reconciles the net obligation in respect of Sanofi’s pension and other post-employment benefit plans with the amounts recognized in the consolidated financial statements:

	Pensions and other post-employment benefits
(€ million)	2025	2024	2023
Measurement of the obligation:
Beginning of period	8,229	8,930	8,651
Current service cost	121	138	140
Interest cost	325	335	346
Actuarial losses/(gains) due to changes in demographic assumptions	—	(45)	(34)
Actuarial losses/(gains) due to changes in financial assumptions	(176)	(380)	157
Actuarial losses/(gains) due to experience adjustments	82	(4)	256
Plan amendments, curtailments or settlements not specified in the terms of the plan(b)	(72)	(181)	(36)
Plan settlements specified in the terms of the plan	(52)	(59)	(40)
Benefits paid	(481)	(502)	(483)
Changes in scope of consolidation and transfers	13	4	(14)
Currency translation differences	(320)	181	(13)
Opella reclassification		(188)	—
Obligation at end of period	7,669	8,229	8,930
Fair value of plan assets:
Beginning of period	6,397	6,993	6,899
Interest income on plan assets	252	271	276
Difference between actual return and interest income on plan assets(c)	56	(416)	197
Administration costs	(12)	(13)	(7)
Plan settlements specified in the terms of the plan	(51)	(58)	(40)
Plan settlements not specified in the terms of the plan	—	(71)	(17)
Contributions from plan members	5	5	6
Employer’s contributions	442	127	122
Benefits paid	(449)	(456)	(446)
Changes in scope of consolidation and transfers	12	(20)	(8)
Currency translation differences	(224)	132	11
Opella reclassification	—	(97)	—
Fair value of plan assets at end of period	6,428	6,397	6,993
Net amount shown in the balance sheet:
Net obligation	1,241	1,832	1,937
Effect of asset ceiling	6	4	6
Net amount shown in the balance sheet at end of period	1,247	1,836	1,943
Amounts recognized in the balance sheet:
Pre-funded obligations (see Note D.7.)(a)	(194)	(156)	(271)
Obligations provided for	1,441	1,992	2,214
Net amount recognized at end of period	1,247	1,836	1,943
Benefit cost for the period:(d)
Current service cost	121	138	140
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(73)	(110)	(22)
Net interest (income)/cost	73	64	71
Contributions from plan members	(5)	(5)	(6)
Administration costs and taxes paid during the period	12	13	7
Expense recognized directly in profit or loss	128	100	190
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)(b)	(155)	(13)	171
Expense/(gain) for the period	(27)	87	361
(a)For 2023, this line includes €66 million of assets in the United Kingdom. This amount is not subject to any asset ceiling, in accordance with IFRIC 14.
(b)Amounts recognized in Other comprehensive income, excluding actuarial gains and losses related to Opella (see Note D.15.7.).
(c)In 2024, this line includes the effects of the partial buy-in in the United Kingdom for €(204) million.
(d)Benefit costs for 2023 and 2024 include costs related to Opella, for which Pensions and other post-employment benefits were reclassified to Liabilities related to assets held for sale as of December 31, 2024.
The tables below show Sanofi’s net liability in respect of pension plans and other post-employment benefits by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2025	France	Germany	US	UK	Other	Total
Measurement of obligation	1,138	2,492	1,254	1,857	928	7,669
Fair value of plan assets	638	2,375	734	1,843	838	6,428
Effect of asset ceiling	—	—	—	—	(6)	(6)
Net amount shown in the balance sheet at end of period	500	117	520	14	96	1,247

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2024	France	Germany	US	UK	Other	Total
Measurement of obligation	1,228	2,651	1,427	1,994	929	8,229
Fair value of plan assets	667	2,239	744	1,891	856	6,397
Effect of asset ceiling	—	—	—	—	(4)	(4)
Net amount shown in the balance sheet at end of period	561	412	683	103	77	1,836

(€ million)	Pensions and other post-employment benefits by geographical region
December 31, 2023	France	Germany	US	UK	Other	Total
Measurement of obligation	1,322	2,911	1,528	2,174	995	8,930
Fair value of plan assets	675	2,401	825	2,235	857	6,993
Effect of asset ceiling	—	—	—	—	(6)	(6)
Net amount shown in the balance sheet at end of period	647	510	703	(61)	144	1,943
The table below shows the fair value of plan assets relating to Sanofi’s pension and other post-employment plans, split by asset category:

	2025	2024	2023
Securities quoted in an active market	62.3%	63.1%	84.9%
Cash and cash equivalents	1.4%	0.8%	0.8%
Equity instruments	17.9%	19.3%	22.3%
Bonds and similar instruments	35.5%	35.8%	54.3%
Real estate	2.7%	2.9%	3.4%
Derivatives	0.1%	-0.2%	—%
Commodities	1.4%	1.1%	0.9%
Other	3.3%	3.4%	3.2%
Other securities	37.7%	36.9%	15.1%
Hedge funds	—%	—%	—%
Insurance policies	37.7%	36.9%	15.1%
Total	100.0%	100.0%	100.0%
Sanofi has a long-term objective of maintaining or increasing the extent to which its pension obligations are covered by assets.
To this end, Sanofi uses an asset-liability management strategy, matching plan assets to its pension obligations. This policy aims to ensure the best fit between the assets held on the one hand, and the associated liabilities and expected future payments to plan members on the other. To meet this aim, Sanofi operates a risk monitoring and management strategy (mainly focused on interest rate risk and inflation risk), while investing a growing proportion of assets in high-quality bonds with comparable maturities to those of the underlying obligations and in contracts entered into with leading insurance companies to fund certain post-employment benefit obligations.
The tables below show the service cost for Sanofi’s pension and other post-employment benefit plans, by geographical region:

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2025	France	Germany	US	UK	Other	Total
Current service cost	45	26	15	—	35	121
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(26)	—	(45)	—	(2)	(73)
Net interest cost/(income) including administration costs and taxes paid during the period	19	15	36	7	8	85
Contributions from plan members	—	—	—	—	(5)	(5)
Expense/(gain) recognized directly in profit or loss	38	41	6	7	36	128
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(45)	(113)	(5)	15	(7)	(155)
Expense/(gain) for the period	(7)	(72)	1	22	29	(27)

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2024	France	Germany	US	UK	Other	Total
Current service cost	48	30	22	—	38	138
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(82)	—	(20)	—	(8)	(110)
Net interest cost/(income) including administration costs and taxes paid during the period	13	20	36	(1)	9	77
Contributions from plan members	—	—	—	—	(5)	(5)
Expense/(gain) recognized directly in profit or loss	(21)	50	38	(1)	34	100
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(31)	(134)	(46)	212	(14)	(13)
Expense/(gain) for the period	(52)	(84)	(8)	211	20	87

(€ million)	Pensions and other post-employment benefits by geographical region
Service cost for 2023	France	Germany	US	UK	Other	Total
Current service cost	50	30	20	—	40	140
(Gains)/losses related to plan amendments, curtailments or settlements not specified in the terms of the plan	(20)	—	1	—	(3)	(22)
Net interest cost/(income) including administration costs and taxes paid during the period	22	15	35	(5)	11	78
Contributions from plan members	—	—	—	—	(6)	(6)
Expense/(gain) recognized directly in profit or loss	52	45	56	(5)	42	190
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	3	98	26	44	—	171
Expense/(gain) for the period	55	143	82	39	42	361
An analysis of the “Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)” line in the preceding tables is set forth below:

(€ million)	2025				2024				2023
	France	Germany	US	UK	France	Germany	US	UK	France	Germany	US	UK
Actuarial gains/(losses) arising during the period	45	118	5	(15)	29	135	47	(212)	(3)	(98)	(25)	(44)
Comprising:
Gains/(losses) on experience adjustments(a)	1	(3)	20	(50)	18	46	(42)	(472)	16	(54)	(7)	(12)
Gains/(losses) on demographic assumptions	—	—	16	(17)	—	—	11	50	—	—	18	11
Gains/(losses) on financial assumptions	44	121	(31)	52	11	89	78	210	(19)	(44)	(36)	(43)
(a)Experience adjustments are mainly due to the effect on plan assets of trends in the financial markets.
The net pre-tax actuarial loss (excluding investments accounted for using the equity method) recognized directly in equity is presented below:

(€ million)	2025	2024	2023
Net pre-tax actuarial loss	(2,096)	(2,258)	(2,259)
The present value of Sanofi’s obligations in respect of pension and other post-employment benefit plans at the end of each reporting period is shown below:

(€ million)	2025	2024	2023
Present value of wholly or partially funded obligations in respect of pension and other post-employment benefit plans	6,685	7,192	7,693
Present value of unfunded obligations	984	1,037	1,237
Total	7,669	8,229	8,930
The total expense for pensions and other post-employment benefits (€128 million in 2025) is allocated between income statement line items as follows:

(€ million)	2025	2024	2023
Cost of sales	43	32	33
Research and development expenses	29	17	28
Selling and general expenses	55	42	57
Other operating (income)/expenses, net	(54)	4	5
Restructuring costs	(18)	(64)	(9)
Financial expenses	73	60	67
Net income from discontinued operations	—	9	9
Total	128	100	190
The estimated amounts of employer’s contributions to plan assets in 2026 are as follows:

(€ million)	France	Germany	US	UK	Other	Total
Employer’s contributions in 2025 (estimate):
2026	—	—	—	4	25	29
The table below shows the expected timing of benefit payments under pension and other post-employment benefit plans for future years:

(€ million)	France	Germany	US	UK	Other	Total
Estimated future benefit payments
2026	86	199	91	125	52	553
2027	63	199	90	129	49	530
2028	61	198	91	133	52	535
2029	75	196	94	137	55	557
2030	65	198	96	141	53	553
2031 to 2035	477	502	482	792	311	2,564
The table below shows estimates as of December 31, 2025 for the timing of future payments in respect of unfunded pension and other post-employment benefit plans:

		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Estimated payments	985	63	109	116	697
D.19.2. Liabilities related to restructuring operations
The table below shows movements in restructuring liabilities classified in non-current and current liabilities:

(€ million)	2025	2024	2023
Balance, beginning of period	1,452	1,132	1,233
Of which:
•Classified in non-current liabilities	799	554	761
•Classified in current liabilities	653	578	472
Change in provisions recognized in profit or loss for the period	410	999	435
Provisions utilized(a)	(533)	(582)	(561)
Transfers	5	(33)	3
Unwinding of discount	5	19	31
Currency translation differences	(15)	1	(9)
Opella reclassification(b)	—	(84)	—
Balance, end of period	1,324	1,452	1,132
Of which:
•Classified in non-current liabilities	654	799	554
•Classified in current liabilities	670	653	578
(a)Provisions utilized mainly correspond to payments related to employees affected by separation programs.
(b)This line comprises the restructuring provisions of Opella, reclassified to Liabilities related to assets held for sale as of December 31, 2024
(see Note D.1.).
Provisions for employee termination benefits as of December 31, 2025 amounted to €1,107 million (compared with €1,318 million as of December 31, 2024 and €968 million as of December 31, 2023).
The provisions apply mainly to France, and relate to various voluntary redundancy programs:
•Sanofi’s Strategic Orientations in France for the period 2024–2026, announced in March 2024, which provide for internal transfer and outplacement opportunities for employees whose jobs are subject to transformation, and include an end-of-
career paid leave component and an external retraining component. Implementation of this plan began in 2024 under the terms of the Jobs Management and Career Paths (GEPP) agreement signed in 2022 and applicable until December 31, 2024. In
May 2025, a new GEPP agreement was signed for a period of four years until June 30, 2029. This new agreement aims to give added impetus to job mobility, and to provide further internal and external support for employees with "sensitive" job profiles.
The provisions initially recognized were re-estimated during the 2025 financial year to reflect the newly signed  agreement;
•Sanofi’s Strategic Orientations in France for the period 2022–2024, announced in June 2022, which provide for internal transfer and outplacement opportunities for employees whose jobs are subject to transformation, and include an end-of-
career paid leave component and an external retraining component. Implementation of this plan began in 2022 under the terms of the Jobs Management and Career Paths (GEPP) agreement relating to several French legal entities, signed in
February 2022 and applicable until December 31, 2024. Increases in provisions recognized in 2023 reflect an update to the scope of “sensitive” job profiles; reversals were mainly due to the adoption of the Borne law, which raised the retirement age to 64, and hence disqualified some participants eligible under previous legislation (in light of the maximum period for portage workers);
•a voluntary redundancy program announced in 2024 in connection with the reorganization of R&D operations to make Sanofi a leader in immunology, including an end-of-career paid leave plan and an end-of-career transition plan; and
•collectively agreed separation programs involving a number of legal entities announced at the end of June 2020 as part of the rollout of the “Play to Win” strategy; these include an end-of-career paid leave plan and an external retraining program, and were still ongoing during 2025. The same applies to Sanofi-Aventis Recherche & Développement, which announced a voluntary redundancy program associated with R&D reorganization in 2020, and implemented that program in 2021.
The provision includes the present values of:
•gross annuities for self-funded plans;
•employer’s social security charges on early retirement annuities for all plans (outsourced and self-funded); and
•the levy charged on those annuities under the “Fillon” law (only for plans with termination of employment contracts).
The average residual portage periods under these plans were 2.26 years, 2.18 years and 2.22 years as of December 31, 2025, 2024 and 2023, respectively.
The main other countries covered by restructuring provisions are Germany, Japan and the US.
The timing of future termination benefit payments is as follows:

December 31, 2025		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	728	299	292	117	20
•Other countries	379	242	114	20	3
Total	1,107	541	406	137	23

December 31, 2024		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	862	312	416	126	8
•Other countries	456	304	144	7	1
Total	1,318	616	560	133	9

December 31, 2023		Benefit payments by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Employee termination benefits
•France	611	215	315	79	2
•Other countries	357	302	47	7	1
Total	968	517	362	86	3
D.19.3. Other provisions
Other provisions include provisions for risks and litigation relating to environmental, tax, commercial and product liability matters.

(€ million)	2025	2024	2023
Environmental risks	493	474	493
Product liability risks, litigation and other	1,127	1,676	1,283
Total	1,620	2,150	1,776
Provisions for environmental risks relate primarily to contingencies arising from business divestitures, and include remediation costs relating to such environmental risks.
Identified environmental risks are covered by provisions estimated on the basis of the costs Sanofi believes it will be obliged to meet over a period not exceeding (other than in exceptional cases) 30 years. Sanofi expects that €56 million of those provisions will be utilized in 2026, and €279 million over the period from 2027 through 2030.
As regards greenhouse gas emission quotas, which relate to Sanofi production facilities in France and Ireland, in the absence of specific IFRS pronouncements Sanofi has adopted the "net liability approach". That involves recognizing a liability at the balance sheet date if actual emissions exceed the quotas held, in accordance with IAS 37 and French GAAP (Plan Comptable Général,
Article 615-1s). Quotas are managed as a production cost, and as such are recognized in inventory at a zero value (if received free of charge) and at acquisition cost (if bought on the market). As of December 31, 2025, a provision of €1 million has been recognized.
“Product liability risks, litigation and other” mainly comprises provisions for risks relating to product liability (including IBNR provisions as described in Note B.12.), government investigations, regulatory or antitrust law claims, contingencies arising from business divestitures (other than environmental risks), and remediation costs related to leases.
The main pending legal and arbitral proceedings and government investigations are described in Note D.22.
A full risk and litigation assessment is performed with the assistance of Sanofi’s legal advisers, and provisions are recorded as required by circumstances in accordance with the principles described in Note B.12.
D.19.4. Non-current income tax liabilities
Non-current income tax liabilities amounted to €2,081 million as of December 31, 2025 (versus €1,512 million as of December 31,
2024 and €1,842 million as of December 31, 2023). These amounts include uncertainties over income tax treatment totalling
€2,081 million as of December 31, 2025, versus €1,512 million as of December 31, 2024 and €1,595 million as of December 31, 2023.
Until December 31, 2023, this line item includes the residual liability due after more than one year arising from the estimated tax charge on deemed repatriation attributable to the accumulated earnings of non-US operations (€247 million as of December 31,
2023). The expense was initially recognized in 2018 at an amount of $1,092 million, and payment is being made over eight years through 2025.
A US legal restructuring resulted in a capital loss of €3 billion recognized in the 2020 final tax filing. One-third of the capital loss has been used against 2020 capital gains and the remaining balance has been carried back on the 2017 capital gains. Due to management’s judgment about potential alternative interpretations of the prevailing tax law, no tax benefit has been recognized on this transaction in accordance with IFRIC 23.
D.19.5. Current provisions and other current liabilities
Current provisions and other current liabilities comprise the following:

(€ million)	2025	2024	2023
Taxes payable, other than corporate income taxes	373	437	395
Employee-related liabilities	1,947	1,929	2,106
Liabilities related to restructuring operations (see Note D.19.2.)	670	653	578
Interest rate derivatives (see Note D.20.)	—	7	1
Currency derivatives (see Note D.20.)	113	330	126
Equity derivatives (see Note D.20.)	—	—	—
Amounts payable for acquisitions of non-current assets	560	878	945
Customer contract liabilities	—	—	—
Other current liabilities (a) (b)	11,902	10,007	9,590
Total	15,565	14,241	13,741
(a)“Other current liabilities” mainly comprises provisions and liabilities for customer rebates and returns; provisions for discounts and rebates granted to healthcare authorities and governmental programs (see Note D.23.); and the liability payable at each reporting date under the Monoclonal Antibody
Alliance with Regeneron.
(b)As of December 31, 2025 includes € 147 million (nominal value: € 155 million) for the current liability relating to royalties payable to Sobi on net sales of
Beyfortus (nirsevimab) in the United States (see Note C.2.)